Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Apr. 29, 2024	Dec. 31, 2023
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	30,000,000		30,000,000
Common stock, issued (in shares)	6,510,885		3,793,837
Common stock, outstanding (in shares)	6,510,885		3,793,837
Class V Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	10,000,000		10,000,000
Common stock, issued (in shares)	7,178,303		7,200,064
Common stock, outstanding (in shares)	7,178,303		7,200,064